UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

RA HERO Depositor, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported): N/A

Commission File Number of securitizer: 025-02067

Central Index Key Number of securitizer: 0001648082

Craig Braun, (619) 377-4066

(Name and telephone number, including area code, of the person  to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

(Name and telephone number, including area code, of the person  to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The securitizer has no activity to report.

Explanatory Note:

The securitizer acts as depositor for the securitization transactions pursuant to which asset-backed securities have been issued by each of HERO Funding Trust 2015-1, HERO Funding Trust 2015-2, HERO Funding Trust 2015-3, HERO Funding Trust 2016-1 and HERO Funding Trust 2016-2, each a Delaware statutory trust (each an “Issuing Entity”).  The transaction documents for such securitization transactions include an arrangement for “Advances” to be made to an Issuing Entity by Renovate America, Inc. (“RA”) in the event of notice of a non-conforming PACE assessment. These Advances are economically similar to a purchase or repurchase obligation. However, the making of an Advance does not result in an actual purchase or repurchase of the affected PACE assessment, nor is the obligation to make an Advance based on a breach of a representation or warranty regarding the affected PACE assessment. Accordingly, this form reports on activity with respect to Advances made to an Issuing Entity by RA and whether any Advances have been demanded and, if so, their status.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized.

RA HERO Depositor, LLC

/s/ Craig Braun

Craig Braun
President